Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Sales of goods / services	$ 425,215	$ 384,565	$ 389,632
Cost of sales	(385,527)	(352,957)	(366,143)
Gross profit	39,688	31,608	23,489
Other operating income	5,084	5,441	1,140
Selling, general and administrative expenses	(27,248)	(26,325)	(27,007)
Other operating expenses	(909)	(3,386)	(332)
Operating profit/(loss)	16,615	7,338	(2,710)
Finance costs	(1,221)	(1,147)	(1,547)
Finance income	876	1,045	697
Share of loss of associates	(3)	(710)	(801)
Impairment of investment in associates		(126)
Loss on liquidation of subsidiary	(261)
Exchange gain / (loss)	2,784	(38)	(4,223)
Other income	214	267	119
Other expense	(336)	(94)	(180)
Profit/(loss) before tax	18,668	6,535	(8,645)
Income tax expense	(5,140)	(510)	(466)
Profit/(loss) for the year	13,528	6,025	(9,111)
Attributable to:
Equity holders of the parent	8,720	2,853	(7,694)
Non-controlling interests	4,808	3,172	(1,417)
Profit/(loss) for the year	$ 13,528	$ 6,025	$ (9,111)
Earnings/(loss) per share
Basic and diluted profit/(loss) for the year attributable to equity holders of the parent	$ 0.63	$ 0.21	$ (0.56)